CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 1,510	$ 1,619	$ 1,960
Total non-current assets	5,136	5,060
Total assets	8,036	8,218
Equity	1,099	858
Total equity and liabilities	8,036	8,218
Veon Ltd.
Non-current assets
Intangible assets	1	3	5
Tangible fixed assets	1	2	2
Financial fixed assets	1,461	1,157	760
Total non-current assets	1,463	1,162	767
Total current assets	143	116	78
Total assets	1,606	1,278	845
Equity	1,099	865	569
Total liabilities	507	413	276
Total equity and liabilities	$ 1,606	$ 1,278	$ 845